NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interests
Schedule of information about non-controlling interests

	2016	2017
Non-controlling interests in net assets of subsidiaries:
Telkomsel	20,731	18,891
GSD	141	186
Metra	208	115
TII	33	172
Total	21,113	19,364

	2015	2016	2017
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	7,820	9,863	10,632
GSD	7	(5)	(5)
Metra	(6)	(39)	(83)
TII	(2)	(3)	6
Total	7,819	9,816	10,550

Telkomsel
Noncontrolling Interests
Schedule of consolidated assets and liabilities of subsidiaries

	2016	2017
Current assets	28,818	21,098
Non-current assets	60,827	64,499
Current liabilities	(21,891)	(23,031)
Non-current liabilities	(8,520)	(8,587)
Total equity	59,234	53,979
Attributable to:
Equity holders of parent company	38,503	35,088
Non-controlling interest	20,731	18,891

Schedule of consolidated net sales, net income and comprehensive income of subsidiaries

	2015	2016	2017
Revenues	76,055	86,725	93,217
Operating expenses	(46,455)	(49,765)	(53,198)
Other income – net	105	483	380
Profit before income tax	29,705	37,443	40,399
Income tax expense – net	(7,361)	(9,263)	(10,018)
Profit for the year from continuing operations	22,344	28,180	30,381
Other comprehensive income net	(167)	(222)	(392)
Net comprehensive income for the year	22,177	27,958	29,989
Attributable to non-controlling interest	7,820	9,863	10,632
Dividend paid to non-controlling interest	7,810	7,036	12,334

Schedule of consolidated cash flows of subsidiaries

	2015	2016	2017
Operating activities	36,130	42,827	39,564
Investing activities	(12,951)	(12,794)	(13,984)
Financing activities	(19,456)	(24,132)	(34,720)
Net (decrease) increase in cash and cash equivalents	3,723	5,901	(9,140)